UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06096

The Torray Fund

(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 750 West

Bethesda, MD 20814-6519

(Address of principal executive offices) (Zip code)

William M Lane

Torray LLC

7501 Wisconsin Avenue, Suite 750 West

Bethesda, MD 20814-6519

(Name and address of agent for service)

Registrant’s telephone number, including area code: 301-493-4600

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Torray Fund

Letter to Shareholders

July 19, 2012

Dear Fellow Shareholders,

The Torray Fund gained 4.8% during the first half of 2012, compared to 9.5% for the Standard & Poor’s 500 Index. For the most part, the difference reflects a first quarter surge in speculative demand for the stocks of lower quality businesses and others selling at well-above-average price earnings ratios. Since inception over 21 years ago, the Fund has earned 9.5% annually, turning $1 into $7. Comparable numbers for the Index are 9% and $6.40.

We are pleased to report that earnings of the companies we own continue to rise in line with expectations. In addition, their collective financial condition is probably the best on record. Also good news, 28 of our 33 holdings increased dividends over the last 12 months. The market’s appraisal of these strengths, nevertheless, remains historically conservative. Over time, we believe that will change and the portfolio will generate a low-risk, above-average rate of return.

At this point, however, individual investors are so frightened they don’t want to hear anything about stocks. In fact, the majority have been fleeing the market since 2007, with domestic stock funds experiencing over $521 billion in net withdrawals while bond funds gained more than $1 trillion. A similar pattern has played out with institutions — pension funds, endowments, charitable foundations, and so on. This is all happening in the face of bond yields that are now at all-time lows, while stock valuations stand at a third of their level a dozen years ago. One of America’s largest companies recently announced that it has moved 80% of its portfolio into bonds — more than twice the historic ratio. Bond buyers, it seems, are more concerned about getting their money back at the end of the day than how much interest they earn on it. Why else would they lend the government money for 10 years at only 1 1/2% when, over the last half-century, the rate has averaged 6.7%? Bond investors have suffered a near-80% drop in income before taxes and a 4.1% annual inflation rate that has driven the dollar’s purchasing power down almost 90% over that period. It takes about $9 today to buy what $1 bought when I first entered the investment business in 1962. It seems fair to say these investors are digging themselves an ever-deeper hole, while at the same time, they apparently feel safer.

Ironically, against this backdrop, stocks are viewed as the risky asset, reflecting more than a decade of frightening volatility, two severe economic downturns and a financial panic. In our opinion, this is already discounted in the low valuations accorded quality stocks of the type in our portfolio. At some point — no one knows when — the U.S. economy and investor confidence will recover, and the public will wisely return to equities as the investment of choice.

In the meantime, we think stocks of superior businesses offer today’s investor outstanding opportunities. As an example, let us briefly examine one of our holdings, Procter and Gamble. (The Fund’s other investments could be cited just as well.) P&G, with operations in about 80 countries, serves an estimated 4.4 billion people in 180 countries worldwide. Over its long history, earnings and dividends have gradually risen, along with the share price. Dividends have been paid annually since the company’s incorporation 122 years ago.

When The Torray Company was founded in 1972, Procter paid one cent per quarter, four cents annually. Adjusted for splits, its stock price back then was about $3.50 per share although it dropped in the ensuing market crash to a low of $2.67 on August 14, 1974. This last April, the dividend was boosted to 56 1/4 cents per quarter, $2.25

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The Torray Fund

Letter to Shareholders (continued)

July 19, 2012

annually, to yield 3.7%. The new quarterly and annual rates are respectively 14 and 55 times higher than those paid 40 years ago. Furthermore, the new annual dividend amounts to 75% of the stock’s price back then, and those shares have appreciated about 20-fold. While this was all happening, the interest rate on bonds collapsed and, adjusted for inflation, the purchasing power of the principle dropped 84%. Now, some will say, “Sure, but you’re talking 40 years.” Our answer is that, unlike bonds, the stocks of top-notch companies, despite periodic setbacks, have gradually paid off along the way.

Speaking of bonds, Procter and Gamble’s 2.3% 10-year issue is trading at a premium to yield only 2%. Why are investors lending a solid company like this money at 2% for 10 years when they can own the business, profit from its growth in earnings and dividends and receive a current income of 3.7%? The answer goes back to the fear factor. Investors are so unnerved today they can’t think straight. The other thing they can’t do is resist buying a rising price which they associate with safety and, for the reverse reason, selling one that’s falling.

Finally, we note that today’s investor is paying no attention to the earnings return on stocks. The holdings in our portfolio are trading at an average of a little over 12 times projected earnings for the coming year, a return of 8.33%. By comparison, the same ratio on the government 10-year bond is 66-to-1, which provides the 1.5% yield we’ve noted, and that’s it. Unlike stocks, there is no compounding of growing retained earnings and rising dividend income. We always hope the stark reality of this comparison will someday sink in, but it never seems to happen.

We realize that recent years have proven a tremendous patience tester. Unfortunately, there is no cure other than to just wait things out. Please be assured that stock prices, due to their short-term speculative ups and downs, often do not reflect a company’s underlying intrinsic value. These gyrations should not be confused with making or losing money. The values of successful businesses have been rising for generations, and we believe it is only a matter of time before that reality is once again recognized in the marketplace.

As always, we thank you for your investment and trust in our management.

Sincerely,

Robert E. Torray

Fred M. Fialco

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The Torray Fund

PERFORMANCE DATA

As of June 30, 2012 (unaudited)

Average Annual Returns on an Investment in

The Torray Fund vs. the S&P 500 Index

For the periods ended June 30, 2012:

	1 Year	3 Years	5 Years	10 Years	Since Inception 12/31/90
The Torray Fund	1.12%	15.08%	-2.04%	3.42%	9.48%
S&P 500 Index	5.45%	16.40%	0.22%	5.33%	9.04%

Cumulative Returns for the 21 1/2 years ended June 30, 2012

The Torray Fund	600.56%
S&P 500 Index	542.86%

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The Torray Fund

PERFORMANCE DATA (continued)

As of June 30, 2012 (unaudited)

Change in Value of $10,000 Invested

on December 31, 1990 (commencement of operations) to:

	12/31/94	12/31/97	12/31/00	12/31/03	12/31/06	12/31/09	06/30/12
The Torray Fund	$15,821	$42,122	$54,609	$59,135	$73,496	$56,903	$70,056
S&P 500 Index	$15,666	$35,339	$49,993	$44,156	$59,452	$49,974	$64,286

The returns quoted represent past performance and do not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. For performance current to the most recent month-end, please call (800) 626-9769. The returns shown do not reflect the deduction of taxes a shareholder would pay on the redemption of fund shares and distributions. The Fund’s annual operating expense ratio, as stated in the current prospectus, is 1.17%. Returns on both The Torray Fund and the S&P 500 Index assume reinvestment of all dividends and distributions. The S&P 500 Index is an unmanaged index consisting of 500 U.S. large-cap stocks. It is not possible to invest directly in an index. Current and future portfolio holdings are subject to change and risk.

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The Torray Fund

FUND PROFILE

As of June 30, 2012 (unaudited)

DIVERSIFICATION (% of net assets)

Information Technology	19.98%
Financials	18.82%
Health Care	16.09%
Industrials	15.77%
Consumer Staples	10.90%
Consumer Discretionary	5.42%
Telecommunications	3.65%
Materials	2.97%
Energy	2.31%
Short-Term Investments	4.06%
Other Assets Less Liabilities	0.03%

100.00%

TOP TEN EQUITY HOLDINGS (% of net assets)

1.	General Electric Co.	4.37%
2.	Loews Corp.	4.02%
3.	Chubb Corp.	3.98%
4.	International Business Machines Corp.	3.79%
5.	Johnson & Johnson	3.78%
6.	American Express Co.	3.73%
7.	Wells Fargo & Co.	3.72%
8.	AT&T Inc.	3.65%
9.	Cintas Corp.	3.50%
10.	Marsh & McLennan Cos., Inc.	3.38%

		37.92%

PORTFOLIO CHARACTERISTICS

Net Assets (million)		$342
Number of Holdings		33
Portfolio Turnover		6.63%	*
P/E Multiple (forward)		12.3x
Weighted Average Dividend Yield		2.64%
Market Capitalization (billion)	Average	$67.4
	Median	$39.8
*	Not annualized

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The Torray Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2012 (unaudited)

Shares		Market Value
COMMON STOCK 95.91%

19.98% INFORMATION TECHNOLOGY
66,400	International Business Machines Corp.	$12,986,512
424,600	Intel Corp.	11,315,590
632,100	Western Union Co. (The)	10,644,564
400,000	EMC Corp.*	10,252,000
542,900	Cisco Systems, Inc.	9,321,593
131,300	Automatic Data Processing, Inc.	7,308,158
327,400	Hewlett-Packard Co.	6,584,014

		68,412,431

18.82% FINANCIALS
336,400	Loews Corp.	13,762,124
187,200	Chubb Corp.	13,631,904
219,300	American Express Co.	12,765,453
380,500	Wells Fargo & Co.	12,723,920
358,518	Marsh & McLennan Cos., Inc.	11,555,035

		64,438,436

16.09% HEALTH CARE
191,724	Johnson & Johnson	12,952,873
190,700	Baxter International Inc.	10,135,705
133,700	Becton Dickinson & Co.	9,994,075
146,900	UnitedHealth Group Inc.	8,593,650
109,700	Abbott Laboratories	7,072,359
99,100	WellPoint, Inc.	6,321,589

		55,070,251

15.77% INDUSTRIALS
717,797	General Electric Co.	14,958,890
310,146	Cintas Corp.	11,974,737
118,900	3M Co.	10,653,440
134,700	General Dynamics Corp.	8,884,812
189,500	Eaton Corp.	7,509,885

		53,981,764

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The Torray Fund

SCHEDULE OF INVESTMENTS (continued)

As of June 30, 2012 (unaudited)

Shares		Market Value

10.90% CONSUMER STAPLES
385,600	Sysco Corp.	$11,494,736
141,300	Procter & Gamble Co. (The)	8,654,625
71,900	Colgate-Palmolive Co.	7,484,790
164,100	Kraft Foods Inc., Class A	6,337,542
113,200	Walgreen Co.	3,348,456

		37,320,149

5.42% CONSUMER DISCRETIONARY
702,400	Gannett Co., Inc.	10,346,352
149,900	Tupperware Brands Corp.	8,208,524

		18,554,876

3.65% TELECOMMUNICATIONS
350,000	AT&T Inc.	12,481,000

2.97% MATERIALS
200,900	E.I. du Pont de Nemours & Co.	10,159,513

2.31% ENERGY
425,500	Chesapeake Energy Corp.	7,914,300

TOTAL COMMON STOCK 95.91%		328,332,720
(cost $286,355,312)

Principal Amount ($)
SHORT-TERM INVESTMENTS 4.06%
13,903,403	BNY Mellon Cash Reserve, 0.05%(1)	13,903,403
(cost $13,903,403)

TOTAL INVESTMENTS 99.97%		342,236,123
(cost $300,258,715)

OTHER ASSETS LESS LIABILITIES 0.03%		110,284

NET ASSETS 100.00%		$342,346,407

*	Non-income producing securities.
(1)	Represents current yield at June 30, 2012.

See notes to the financial statements.

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The Torray Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2012 (unaudited)

ASSETS
Investments in securities at value (cost $300,258,715)	$342,236,123
Interest and dividends receivable	600,111
Receivable for fund shares sold	121,772
Prepaid expenses	53,687

TOTAL ASSETS	343,011,693

LIABILITIES
Payable to advisor	265,138
Payable for fund shares redeemed	234,306
Payable for legal fees	66,658
Payable for transfer agent fees & expenses	41,831
Payable for printing, postage & mailing fees	39,712
Accrued expenses	17,641

TOTAL LIABILITIES	665,286

NET ASSETS	$342,346,407

Shares of beneficial interest ($1 stated value, 10,644,864 shares outstanding, unlimited shares authorized)	$10,644,864
Paid-in-capital in excess of par	368,631,842
Undistributed net investment income	11,352
Accumulated net realized loss on investments	(78,919,059)
Net unrealized appreciation of investments	41,977,408

TOTAL NET ASSETS	$342,346,407

Net Asset Value, Offering and Redemption Price per Share	$32.16

See notes to the financial statements.

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The Torray Fund

STATEMENT OF OPERATIONS

For the six months ended June 30, 2012 (unaudited)

INVESTMENT INCOME
Dividend income	$4,133,232
Interest income	6,056

Total investment income	4,139,288

EXPENSES
Management fees	1,736,982
Transfer agent fees & expenses	167,324
Legal fees	35,406
Printing, postage & mailing	34,925
Insurance expense	22,133
Audit fees	16,697
Trustees’ fees	16,132
Registration & filing fees	11,911
Custodian fees	8,774

Total expenses	2,050,284

NET INVESTMENT INCOME	2,089,004

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	6,886,129
Net change in unrealized appreciation (depreciation) on investments	7,532,783

Net realized and unrealized gain on investments	14,418,912

NET INCREASE IN NET ASSETS FROM OPERATIONS	$16,507,916

See notes to the financial statements.

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The Torray Fund

STATEMENTS OF CHANGES IN NET ASSETS

For the periods indicated:

	Six months ended 06/30/12 (unaudited)	Year ended 12/31/11
Increase in Net Assets from Operations:
Net investment income	$2,089,004	$3,816,185
Net realized gain on investments	6,886,129	4,042,409
Net change in unrealized appreciation (depreciation) on investments	7,532,783	13,422,919

Net increase in net assets from operations	16,507,916	21,281,513

Distributions to Shareholders from:
Net investment income ($0.200 and $0.326 per share, respectively)	(2,154,315)	(3,748,354)

Total distributions	(2,154,315)	(3,748,354)

Shares of Beneficial Interest
Decrease from share transactions	(16,474,709)	(35,474,157)

Total decrease	(2,121,108)	(17,940,998)

Net Assets — Beginning of Period	344,467,515	362,408,513

Net Assets — End of Period	$342,346,407	$344,467,515

Undistributed Net Investment Income	$11,352	$76,663

See notes to the financial statements.

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The Torray Fund

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period presented:

PER SHARE DATA

	Six months ended 06/30/12 (unaudited)		Years ended December 31:
			2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$30.870		$29.430	$26.760	$21.640	$36.440	$41.570

Income/(loss) from investment operations
Net investment income	0.191	(2)	0.328 (2)	0.230 (2)	0.200 (2)	0.243 (2)	0.152
Net gains (losses) on securities (both realized and unrealized)	1.299		1.438	2.673	5.124	(13.464)	(0.443)

Total from investment operations	1.490		1.766	2.903	5.324	(13.221)	(0.291)

Less: distributions
Dividends (from net investment income)	(0.200)		(0.326)	(0.233)	(0.204)	(0.303)	(0.121)
Distributions (from capital gains)	—		—	—	—	(1.242)	(4.718)
Distributions (from return of capital)	—		—	—	—	(0.034)	—

Total distributions	(0.200)		(0.326)	(0.233)	(0.204)	(1.579)	(4.839)

Net Asset Value, End of Period	$32.160		$30.870	$29.430	$26.760	$21.640	$36.440

TOTAL RETURN(1)	4.83	%**	6.01%	10.90%	24.80%	(37.39%)	(0.80%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$342,346		$344,468	$362,409	$363,014	$353,445	$1,000,344
Ratios of expenses to average net assets	1.18	%*	1.17%	1.17%	1.21%	1.13%	1.09%
Ratios of net investment income to average net assets	1.20	%*	1.07%	0.84%	0.89%	0.80%	0.36%
Portfolio turnover rate	6.63	%**	12.85%	14.42%	15.87%	28.13%	50.47%

*	Annualized
**	Not annualized
(1)	Past performance is not predictive of future performance.
(2)	Calculated based on the average amount of shares outstanding during the period.

See notes to the financial statements.

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The Torray Fund

NOTES TO FINANCIAL STATEMENTS

As of June 30, 2012 (unaudited)

NOTE 1 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Torray Fund (“Fund”) is a separate series of The Torray Fund (“Trust”). The Trust is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company. The Trust is organized as a business trust under Massachusetts law and the Fund commenced operations as a separate investment series of the Trust on December 31, 1990. The Fund’s primary investment objective is to provide long-term total return. The Fund seeks to meet its objective by investing its assets in a diversified portfolio of common stocks. In order to accomplish these goals, the Fund intends to hold stocks for the long term, as opposed to actively buying and selling. There can be no assurances that the Fund’s investment objectives will be achieved.

The following is a summary of accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Securities Valuation    Portfolio securities for which market quotations are readily available are valued at market value, which is determined by using the last reported sale price, or, if no sales are reported, the last reported bid price. For NASDAQ traded securities, market value is determined on the basis of the NASDAQ Official Closing Price instead of the last reported sales price. Other assets and securities for which no quotations are readily available or for which Torray LLC (the “Advisor”) believes do not reflect market value are valued at fair value as determined in good faith by the Advisor under the supervision of the Board of Trustees (the “Board” or “Trustees”) in accordance with the Fund’s Valuation Procedures. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurements    Various inputs are used in determining the fair value of investments which are as follows:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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The Torray Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of June 30, 2012 (unaudited)

The summary of inputs used to value the Fund’s investments as of June 30, 2012 is as follows:

Valuation Inputs
Level 1 — Quoted Prices*	$342,236,123
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total Market Value of Investments	$342,236,123

*	Security types and industry classifications as defined in the Schedule of Investments.

The Fund had no transfers between Level 1 and Level 2 investments during the reporting period.

Securities Transactions and Investment Income    Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the specific identification basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income, including amortization of discount on short-term investments, and expenses are recorded on the accrual basis. Premium and discount are amortized using the effective yield to maturity method.

Federal Income Taxes    The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments to its shareholders. Therefore, no Federal income tax provision is required.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Net Asset Value    The net asset value per share of the Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of the Fund’s net assets by the number of shares outstanding.

Interest Expense    When cash balances are overdrawn in the Fund’s custody account, the Fund is charged an overdraft fee equal to 1.25% above the Federal Funds Rate.

Use of Estimates    In preparing financial statements in accordance with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

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The Torray Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of June 30, 2012 (unaudited)

NOTE 2 — SHARES OF BENEFICIAL INTEREST TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

	Six months ended 06/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Shares issued	49,392	$1,601,189	252,060	$7,781,617
Reinvestments of dividends and distributions	62,405	2,016,861	115,133	3,515,340
Shares redeemed	(623,798)	(20,092,759)	(1,523,525)	(46,771,114)

	(512,001)	$(16,474,709)	(1,156,332)	$(35,474,157)

As of June 30, 2012, the Trust’s officers, Trustees and affiliated persons and their families directly or indirectly controlled 1,524,170 shares or 14.32% of the Fund.

NOTE 3 — INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2012, aggregated $23,413,155 and $21,625,784, respectively.

NOTE 4 — MANAGEMENT FEES

Pursuant to the Management Contract, the Advisor provides investment advisory and administrative services to the Fund. The Fund pays the Advisor a management fee, computed daily and payable monthly at the annual rate of 1.00% of the Fund’s average daily net assets. For the six months ended June 30, 2012, the Fund incurred management fees of $1,736,982.

Excluding the management fee, other expenses incurred by the Fund during the six months ended June 30, 2012, totaled $313,302. These expenses include all costs associated with the Fund’s operations including transfer agent fees, independent trustees’ fees ($14,000 per annum and $2,000 for each Board meeting attended per Trustee), dues, fees and expenses of registering and qualifying the Fund and its shares for distribution, charges of the custodian, auditing and legal expenses, insurance premiums, supplies, postage, expenses of issue or redemption of shares, reports to shareholders and Trustees, expenses of printing and mailing prospectuses, proxy statements and proxies to existing shareholders, and other miscellaneous expenses.

Certain officers and Trustees of the Fund are also officers and/or shareholders of the Advisor.

NOTE 5 — TAX MATTERS

Distributions to shareholders are determined in accordance with United States Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

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The Torray Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of June 30, 2012 (unaudited)

The tax character of distributions paid during the year ended December 31, 2011 was as follows:

Distributions paid from:
Ordinary income	$3,748,354

$3,748,354

The primary difference between book basis and tax basis distributions is differing book and tax treatment of short-term capital gains.

At December 31, 2011, the Fund had net capital loss carry forward for federal income tax purposes of $85,805,188 which is available to reduce future required distributions of net capital gains to shareholders through 2017.

The following information is based upon the federal tax basis of investment securities as of June 30, 2012:

Gross unrealized appreciation	$65,811,383
Gross unrealized depreciation	(23,833,975)

Net unrealized appreciation	$41,977,408

Cost	$300,258,715

NOTE 6 — COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 7 — SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date these financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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The Torray Fund

PORTFOLIO HOLDINGS, PROXY VOTING AND PROCEDURES

As of June 30, 2012 (unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-443-3036; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-443-3036; and on the Commission’s website at http://www.sec.gov.

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The Torray Fund

ABOUT YOUR FUND’S EXPENSES

As of June 30, 2012 (unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees, and other fund expenses. Operating expenses, which are deducted directly from the Fund’s gross income, directly reduce the investment return of the Fund.

A mutual fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates the Fund’s cost in two ways:

Actual Fund Return — This section helps you estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period” on the next page.

Hypothetical 5% Return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, and that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transactions fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculation assumes no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

17

The Torray Fund

ABOUT YOUR FUND’S EXPENSES (continued)

As of June 30, 2012 (unaudited)

More information about the Fund’s expenses, including recent annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,048.30	$5.98
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.89	$5.89

*	Expenses are equal to the Fund’s annualized expense ratio of 1.18% for the period, multiplied by the average account value over the period, multiplied by 181/366 (to reflect the one-half year period).

18

TRUSTEES

Carol Crawford

Bruce C. Ellis

William M Lane

Robert P. Moltz

Wayne H. Shaner

INVESTMENT ADVISOR

Torray LLC

OFFICERS

Robert E. Torray

William M Lane

Fred M. Fialco

Nicholas C. Haffenreffer

Barbara C. Warder

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581-1722

LEGAL COUNSEL

Dechert LLP

1775 I Street, N.W.

Washington, DC 20006

Distributed by Foreside Funds Distributors LLC

400 Berwyn Park, 899 Cassatt Road,

Berwyn, PA 19132

Date of first use, August 2012

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. All indices are unmanaged groupings of stocks that are not available for investment.

The

TORRAY

FUND

SEMI-ANNUAL REPORT

June 30, 2012

The Torray Fund

Suite 750 W

7501 Wisconsin Avenue

Bethesda, Maryland 20814-6519

(301) 493-4600

(800) 443-3036

The Torray Institutional Fund

Letter to Shareholders

July 19, 2012

Dear Fellow Shareholders,

The Torray Institutional Fund gained 4.7% during the first half of 2012, compared to 9.5% for the Standard & Poor’s 500 Index. For the most part, the difference reflects a first quarter surge in speculative demand for the stocks of lower quality businesses and others selling at well-above-average price earnings ratios. Since inception June 30, 2001, the Fund has earned 2.8% annually; the market returned 3.0%.

We are pleased to report that earnings of the companies we own continue to rise in line with expectations. In addition, their collective financial condition is probably the best on record. Also good news, 28 of our 33 holdings increased dividends over the last 12 months. The market’s appraisal of these strengths, nevertheless, remains historically conservative. Over time, we believe that will change and the portfolio will generate a low-risk, above-average rate of return.

At this point, however, individual investors are so frightened they don’t want to hear anything about stocks. In fact, the majority have been fleeing the market since 2007, with domestic stock funds experiencing over $521 billion in net withdrawals while bond funds gained more than $1 trillion. A similar pattern has played out with institutions — pension funds, endowments, charitable foundations, and so on. This is all happening in the face of bond yields that are now at all-time lows, while stock valuations stand at a third of their level a dozen years ago. One of America’s largest companies recently announced that it has moved 80% of its portfolio into bonds – more than twice the historic ratio. Bond buyers, it seems, are more concerned about getting their money back at the end of the day than how much interest they earn on it. Why else would they lend the government money for 10 years at only 1 1/2% when, over the last half-century, the rate has averaged 6.7%? Bond investors have suffered a near-80% drop in income before taxes and a 4.1% annual inflation rate that has driven the dollar’s purchasing power down almost 90% over that period. It takes about $9 today to buy what $1 bought when I first entered the investment business in 1962. It seems fair to say these investors are digging themselves an ever-deeper hole, while at the same time, they apparently feel safer.

Ironically, against this backdrop, stocks are viewed as the risky asset, reflecting more than a decade of frightening volatility, two severe economic downturns and a financial panic. In our opinion, this is already discounted in the low valuations accorded quality stocks of the type in our portfolio. At some point — no one knows when — the U.S. economy and investor confidence will recover, and the public will wisely return to equities as the investment of choice.

In the meantime, we think stocks of superior businesses offer today’s investor outstanding opportunities. As an example, let us briefly examine one of our holdings, Procter and Gamble. (The Fund’s other investments could be cited just as well.) P&G, with operations in about 80 countries, serves an estimated 4.4 billion people in 180 countries worldwide. Over its long history, earnings and dividends have gradually risen, along with the share price. Dividends have been paid annually since the company’s incorporation 122 years ago.

When The Torray Company was founded in 1972, Procter paid one cent per quarter, four cents annually. Adjusted for splits, its stock price back then was about $3.50 per share although it dropped in the ensuing market crash

The Torray Institutional Fund

Letter to Shareholders (continued)

July 19, 2012

to a low of $2.67 on August 14, 1974. This last April, the dividend was boosted to 56 1/4 cents per quarter, $2.25 annually, to yield 3.7%. The new quarterly and annual rates are respectively 14 and 55 times higher than those paid 40 years ago. Furthermore, the new annual dividend amounts to 75% of the stock’s price back then, and those shares have appreciated about 20-fold. While this was all happening, the interest rate on bonds collapsed and, adjusted for inflation, the purchasing power of the principle dropped 84%. Now, some will say, “Sure, but you’re talking 40 years.” Our answer is that, unlike bonds, top-notch companies, despite periodic setbacks, have gradually paid off along the way.

Speaking of bonds, Procter and Gamble’s 2.3% 10-year issue is trading at a premium to yield only 2%. Why are investors lending a solid company like this money at 2% for 10 years when they can own the business, profit from its growth in earnings and dividends and receive a current income of 3.7%? The answer goes back to the fear factor. Investors are so unnerved today they can’t think straight. The other thing they can’t do is resist buying a rising price which they associate with safety and, for the reverse reason, selling one that’s falling.

Finally, we note that today’s investor is paying no attention to the earnings return on stocks. The holdings in our portfolio are trading at an average of a little over 12 times projected earnings for the coming year, a return of 8.33%. By comparison, the same ratio on the government 10-year bond is 66-to-1, which provides the 1.5% yield we’ve noted, and that’s it. Unlike stocks, there is no compounding of growing retained earnings and rising dividend income. We always hope the stark reality of this comparison will someday sink in, but it never seems to happen.

We realize that recent years have proven a tremendous patience tester. Unfortunately, there is no cure other than to just wait things out. Please be assured that stock prices, due to their short-term speculative ups and downs, often do not reflect a company’s underlying intrinsic value. These gyrations should not be confused with making or losing money. The values of successful businesses have been rising for generations, and we believe it is only a matter of time before that reality is once again recognized in the marketplace.

As always, we thank you for your investment and trust in our management.

Sincerely,

Robert E. Torray

Fred M. Fialco

The Torray Institutional Fund

PERFORMANCE DATA

As of June 30, 2012 (unaudited)

Average Annual Returns on an Investment in

The Torray Institutional Fund vs. the S&P 500 Index

For the periods ended June 30, 2012:

	1 Year	3 Years	5 Years	10 Years	Since Inception 06/30/01
The Torray Institutional Fund	1.34%	15.92%	-1.47%	3.56%	2.82%
S&P 500 Index	5.45%	16.40%	0.22%	5.33%	2.96%

Cumulative Returns for the 11 years ended June 30, 2012

The Torray Institutional Fund	35.85%
S&P 500 Index	37.88%

The Torray Institutional Fund

PERFORMANCE DATA (continued)

As of June 30, 2012 (unaudited)

Change in Value of $5,000,000 Invested

on June 30, 2001 (commencement of operations) to:

	12/31/04	12/31/06	12/31/08	12/31/10	06/30/12
The Torray Institutional Fund	$6,123,000	$6,908,000	$4,272,000	$6,120,500	$6,792,500
S&P 500 Index	$5,255,500	$6,373,000	$4,237,500	$6,116,000	$6,893,750

The returns quoted represent past performance and do not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. For performance current to the most recent month-end, please call (800) 626-9769. The returns shown do not reflect the deduction of taxes a shareholder would pay on the redemption of fund shares and distributions. The Fund’s annual operating expense ratio, as stated in the current prospectus, is 0.85%. Returns on both The Torray Institutional Fund and the S&P 500 Index assume reinvestment of all dividends and distributions. The S&P 500 Index is an unmanaged index consisting of 500 U.S. large-cap stocks. It is not possible to invest directly in an index. Current and future portfolio holdings are subject to change and risk.

The Torray Institutional Fund

FUND PROFILE

As of June 30, 2012 (unaudited)

DIVERSIFICATION (% of net assets)

Information Technology	19.94%
Financials	18.78%
Health Care	15.90%
Industrials	15.75%
Consumer Staples	10.85%
Consumer Discretionary	5.41%
Telecommunications	3.64%
Materials	2.96%
Energy	2.31%
Short-Term Investments	4.47%
Liabilities Less Other Assets	(0.01)%

100.00%

TOP TEN EQUITY HOLDINGS (% of net assets)

1.	General Electric Co.	4.36%
2.	Loews Corp.	3.99%
3.	Chubb Corp.	3.98%
4.	International Business Machines Corp.	3.79%
5.	American Express Co.	3.72%
6.	Wells Fargo & Co.	3.72%
7.	Johnson & Johnson	3.68%
8.	AT&T Inc.	3.64%
9.	Cintas Corp.	3.49%
10.	Marsh & McLennan Cos., Inc.	3.37%

		37.74%

PORTFOLIO CHARACTERISTICS

Net Assets (million)		$21
Number of Holdings		33
Portfolio Turnover		8.12%	*
P/E Multiple (forward)		12.3x
Weighted Average Dividend Yield		2.64%
Market Capitalization (billion)	Average	$67.4
	Median	$39.8

*	Not annualized

The Torray Institutional Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2012 (unaudited)

Shares		Market Value
COMMON STOCK 95.54%

19.94% INFORMATION TECHNOLOGY
4,010	International Business Machines Corp.	$784,276
25,626	Intel Corp.	682,933
38,000	Western Union Co. (The)	639,920
24,142	EMC Corp.*	618,759
32,770	Cisco Systems, Inc.	562,661
7,926	Automatic Data Processing, Inc.	441,161
19,760	Hewlett-Packard Co.	397,374

		4,127,084

18.78% FINANCIALS
20,200	Loews Corp.	826,382
11,300	Chubb Corp.	822,866
13,233	American Express Co.	770,293
23,000	Wells Fargo & Co.	769,120
21,637	Marsh & McLennan Cos., Inc.	697,361

		3,886,022

15.90% HEALTH CARE
11,264	Johnson & Johnson	760,996
11,500	Baxter International Inc.	611,225
7,900	Becton Dickinson & Co.	590,525
8,870	UnitedHealth Group Inc.	518,895
6,620	Abbott Laboratories	426,791
5,980	WellPoint, Inc.	381,464

		3,289,896

15.75% INDUSTRIALS
43,329	General Electric Co.	902,976
18,722	Cintas Corp.	722,856
7,200	3M Co.	645,120
8,100	General Dynamics Corp.	534,276
11,440	Eaton Corp.	453,367

		3,258,595

The Torray Institutional Fund

SCHEDULE OF INVESTMENTS (continued)

As of June 30, 2012 (unaudited)

Shares		Market Value

10.85% CONSUMER STAPLES
23,270	Sysco Corp.	$693,679
8,200	Procter & Gamble Co. (The)	502,250
4,340	Colgate-Palmolive Co.	451,794
9,900	Kraft Foods Inc., Class A	382,338
7,300	Walgreen Co.	215,934

		2,245,995

5.41% CONSUMER DISCRETIONARY
42,400	Gannett Co., Inc.	624,552
9,050	Tupperware Brands Corp.	495,578

		1,120,130

3.64% TELECOMMUNICATIONS
21,130	AT&T Inc.	753,496

2.96% MATERIALS
12,130	E.I. du Pont de Nemours & Co.	613,414

2.31% ENERGY
25,680	Chesapeake Energy Corp.	477,648

TOTAL COMMON STOCK 95.54%		19,772,280
(cost $17,393,134)

Principal Amount ($)

SHORT-TERM INVESTMENTS 4.47%
925,253	BNY Mellon Cash Reserve, 0.05%(1)	925,253

(cost $925,253)

TOTAL INVESTMENTS 100.01%		20,697,533
(cost $18,318,387)

LIABILITIES LESS OTHER ASSETS (0.01%)		(3,071)

NET ASSETS 100.00%		$20,694,462

*	Non-income producing securities.
(1)	Represents current yield at June 30, 2012.

See notes to the financial statements.

The Torray Institutional Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2012 (unaudited)

ASSETS
Investments in securities at value (cost $18,318,387)	$20,697,533

Interest and dividends receivable	38,339

TOTAL ASSETS	20,735,872

LIABILITIES
Payable to advisor	25,679
Payable for fund shares redeemed	15,731

TOTAL LIABILITIES	41,410

NET ASSETS	$20,694,462

Shares of beneficial interest ($1 stated value, 274,862, shares outstanding, unlimited shares authorized)	$274,862
Paid-in-capital in excess of par	22,064,936
Undistributed net investment income	626
Accumulated net realized loss on investments	(4,025,108)
Net unrealized appreciation of investments	2,379,146

TOTAL NET ASSETS	$20,694,462

Net Asset Value, Offering and Redemption Price per Share	$75.29

See notes to the financial statements.

The Torray Institutional Fund

STATEMENT OF OPERATIONS

For the six months ended June 30, 2012 (unaudited)

INVESTMENT INCOME
Dividend income	$259,264
Interest income	669

Total investment income	259,933

EXPENSES
Management fees	97,394

Total expenses	97,394

NET INVESTMENT INCOME	162,539

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	310,706
Net change in unrealized appreciation (depreciation) on investments	558,598

Net realized and unrealized gain on investments	869,304

NET INCREASE IN NET ASSETS FROM OPERATIONS	$1,031,843

See notes to the financial statements.

The Torray Institutional Fund

STATEMENTS OF CHANGES IN NET ASSETS

For the periods indicated:

	Six months ended 06/30/12 (unaudited)	Year ended 12/31/11
Increase in Net Assets from Operations:
Net investment income	$162,539	$291,566
Net realized gain (loss) on investments	310,706	(25,086)
Net change in unrealized appreciation (depreciation) on investments	558,598	1,003,373

Net increase in net assets from operations	1,031,843	1,269,853

Distributions to Shareholders from:
Net investment income ($0.605 and $0.888 per share, respectively)	(175,810)	(278,301)

Total distributions	(175,810)	(278,301)

Shares of Beneficial Interest
Increase (decrease) from share transactions	(2,699,145)	47,561

Total increase (decrease)	(1,843,112)	1,039,113

Net Assets — Beginning of Period	22,537,574	21,498,461

Net Assets — End of Period	$20,694,462	$22,537,574

Undistributed Net Investment Income	$626	$13,897

See notes to the financial statements.

The Torray Institutional Fund

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period presented:

PER SHARE DATA

	Six months ended 06/30/12 (unaudited)		Years ended December 31:
			2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$72.510		$69.240	$62.790	$49.400	$80.800	$108.640

Income/(loss) from investment operations:
Net investment income	0.529	(2)	0.932 (2)	0.660 (2)	0.605 (2)	0.687 (2)	0.896
Net gains (losses) on securities (both realized and unrealized)	2.856		3.226	6.452	13.394	(29.336)	(4.074)

Total from investment operations	3.385		4.158	7.112	13.999	(28.649)	(3.178)

Less: distributions
Dividends (from net investment income)	(0.605)		(0.888)	(0.662)	(0.609)	(0.770)	(0.716)
Distributions (from capital gains)	—		—	—	—	(1.889)	(23.946)
Distributions (from return of capital)	—		—	—	—	(0.092)	—

Total distributions	(0.605)		(0.888)	(0.662)	(0.609)	(2.751)	(24.662)

Net Asset Value, End of Period	$75.290		$72.510	$69.240	$62.790	$49.400	$80.800

TOTAL RETURN(1)	4.67	%**	6.03%	11.39%	28.61%	(36.24%)	(3.01%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$20,694		$22,538	$21,498	$20,323	$17,693	$46,689
Ratios of expenses to average net assets	0.85	%*	0.85%	0.85%	0.85%	0.85%	0.85%
Ratios of net investment income to average net assets	1.42	%*	1.30%	1.02%	1.16%	1.00%	0.66%
Portfolio turnover rate	8.12	%**	16.98%	15.40%	18.60%	32.00%	44.32%

*	Annualized
**	Not annualized
(1)	Past performance is not predictive of future performance.
(2)	Calculated based on the average amount of shares outstanding during the period.

See notes to the financial statements.

The Torray Institutional Fund

NOTES TO FINANCIAL STATEMENTS

As of June 30, 2012 (unaudited)

NOTE 1 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Torray Institutional Fund (“Fund”) is a separate series of The Torray Fund (“Trust”). The Trust is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company. The Trust is organized as a business trust under Massachusetts law and the Fund commenced operations as a separate investment series of the Trust on June 30, 2001. The Fund’s primary investment objective is to provide long-term total return. The Fund seeks to meet its objective by investing its assets in a diversified portfolio of common stocks. In order to accomplish these goals, the Fund intends to hold stocks for the long term, as opposed to actively buying and selling. There can be no assurances that the Fund’s investment objectives will be achieved.

The following is a summary of accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Securities Valuation    Portfolio securities for which market quotations are readily available are valued at market value, which is determined by using the last reported sale price, or, if no sales are reported, the last reported bid price. For NASDAQ traded securities, market value is determined on the basis of the NASDAQ official closing price instead of the last reported sales price. Other assets and securities for which no quotations are readily available or for which Torray LLC (the “Advisor”) believes do not reflect market value are valued at fair value as determined in good faith by the Advisor under the supervision of the Board of Trustees (the “Board” or “Trustees”) in accordance with the Fund’s Valuation Procedures. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurements    Various inputs are used in determining the fair value of investments which are as follows:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Torray Institutional Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of June 30, 2012 (unaudited)

The summary of inputs used to value the Fund’s investments as of June 30, 2012 is as follows:

Valuation Inputs
Level 1 — Quoted Prices*	$20,697,533
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total Market Value of Investments	$20,697,533

*	Security types and industry classifications as defined in the Schedule of Investments.

The Fund had no transfers between Level 1 and Level 2 investments during the reporting period.

Securities Transactions and Investment Income    Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the specific identification basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income, including amortization of discount on short-term investments, and expenses are recorded on the accrual basis. Premium and discount are amortized using the effective yield to maturity method.

Federal Income Taxes    The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments to its shareholders. Therefore, no Federal income tax provision is required.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Net Asset Value    The net asset value per share of the Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of the Fund’s net assets by the number of shares outstanding.

Interest Expense    When cash balances are overdrawn in the Fund’s custody account, the Fund is charged an overdraft fee equal to 1.25% above the Federal Funds Rate. Such overdraft fees are paid by the Advisor under the comprehensive management fee arrangement described in Note 4.

Use of Estimates    In preparing financial statements in accordance with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Torray Institutional Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of June 30, 2012 (unaudited)

NOTE 2 — SHARES OF BENEFICIAL INTEREST TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

	Six months ended 06/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Shares issued	353	$26,726	12,920	$941,960
Reinvestments of dividends and distributions	2,310	174,981	3,868	276,882
Shares redeemed	(38,605)	(2,900,852)	(16,477)	(1,171,281)

	(35,942)	$(2,699,145)	311	$47,561

As of June 30, 2012, the Trust’s officers, Trustees and affiliated persons and their families directly or indirectly controlled 228,390 shares or 83.09% of the Fund.

NOTE 3 — INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2012, aggregated $1,652,425 and $2,125,390, respectively.

NOTE 4 — MANAGEMENT FEES

Pursuant to the Management Contract, the Advisor provides investment advisory and administrative services to the Fund. The Fund pays the Advisor a management fee, computed daily and payable monthly at the annual rate of 0.85% of the Fund’s average daily net assets. For the six months ended June 30, 2012, the Fund paid comprehensive management fees of $97,394. The Fund pays the Advisor a single comprehensive management fee which covers all operating expenses of the Fund including the investment advisory and administrative services provided by the Advisor as well as all miscellaneous costs incurred in connection with the ongoing operation of the Fund including transfer agency, custody, professional, and registration fees.

Certain officers and Trustees of the Fund are also officers and/or shareholders of the Advisor.

NOTE 5 — TAX MATTERS

Distributions to shareholders are determined in accordance with United States Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

The Torray Institutional Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of June 30, 2012 (unaudited)

The tax character of distributions paid during the year ended December 31, 2011 was as follows:

Distributions paid from:
Ordinary income	$278,301

$278,301

The primary difference between book basis and tax basis distributions is differing book and tax treatment of short-term capital gains.

At December 31, 2011 the Fund had net capital loss carry forward for federal income tax purposes of $339,016, $3,679,435 and $1,023, which are available to reduce future required distributions of net capital gains to shareholders through 2016, 2017 and 2018, respectively.

As of December 31, 2011, the Fund had a short-term capital loss carry forward of $14,410 and a long-term capital loss carry forward of $8,727 available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carry forwards are not subject to expiration and must first be utilized to offset future realized gains of the same character and must be utilized prior to the utilization of the loss carry forwards subject to expiration that are described in the previous paragraph.

At December 31, 2011, the Fund had deferred post-October losses of $105,172.

The following information is based upon the federal tax basis of investment securities as of June 30, 2012:

Gross unrealized appreciation	$3,447,885
Gross unrealized depreciation	(1,068,739)

Net unrealized appreciation	$2,379,146

Cost	$18,318,387

NOTE 6 — COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

The Torray Institutional Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of June 30, 2012 (unaudited)

NOTE 7 — SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date these financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Torray Institutional Fund

PORTFOLIO HOLDINGS, PROXY VOTING AND PROCEDURES

As of June 30, 2012 (unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-443-3036; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-443-3036; and on the Commission’s website at http://www.sec.gov.

The Torray Institutional Fund

ABOUT YOUR FUND’S EXPENSES

As of June 30, 2012 (unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees, and other fund expenses. Operating expenses, which are deducted directly from the Fund’s gross income, directly reduce the investment return of the Fund.

A mutual fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates the Fund’s cost in two ways:

Actual Fund Return — This section helps you estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period” on the next page.

Hypothetical 5% Return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, and that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transactions fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculation assumes no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

The Torray Institutional Fund

ABOUT YOUR FUND’S EXPENSES (continued)

As of June 30, 2012 (unaudited)

More information about the Fund’s expenses, including recent annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,046.70	$4.30
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.52	$4.25

*	Expenses are equal to the Fund’s annualized expense ratio of .85% for the period, multiplied by the average account value over the period, multiplied by 181/366 (to reflect the one-half year period).

TRUSTEES

Carol Crawford

Bruce C. Ellis

William M Lane

Robert P. Moltz

Wayne H. Shaner

INVESTMENT ADVISOR

Torray LLC

OFFICERS

Robert E. Torray

William M Lane

Fred M. Fialco

Nicholas C. Haffenreffer

Barbara C. Warder

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581-1722

LEGAL COUNSEL

Dechert LLP

1775 I Street, N.W.

Washington, DC 20006

Distributed by Foreside Funds Distributors LLC

400 Berwyn Park, 899 Cassatt Road,

Berwyn, PA 19132

Date of first use, August 2012

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current

prospectus. All indices are unmanaged groupings of stocks

that are not available for investment.

The

TORRAY

INSTITUTIONAL

FUND

SEMI-ANNUAL REPORT

June 30, 2012

The Torray Institutional Fund

Suite 750 W

7501 Wisconsin Avenue

Bethesda, Maryland 20814-6519

(301) 493-4600

(800) 443-3036

The Torray Resolute Fund

Letter to Shareholders

July 19, 2012

Dear Fellow Shareholders,

The Torray Resolute Fund returned 10.3% in the first half of 2012, modestly outperforming gains of 10.1% for the Russell 1000 Growth Index and 9.5% for the S&P 500 Index. Following substantial gains in the first quarter of the year, equity markets reversed course in the second quarter, reflecting the ongoing fiscal chaos in Europe, a slowdown in the “BRIC” countries (Brazil, Russia, India and China) and heightened uncertainty in the U.S., due in part to the lack of cooperation among our political parties. The perception of risk was punctuated by the yield on the 10-year Treasury note reaching a record low of 1.44%.

Top contributors for the period included Vertex Pharmaceuticals (VRTX) with a gain of 68% and American Tower (AMT), up 17%. Vertex’s gains followed the release of promising data regarding the efficacy of its treatment for cystic fibrosis, a disease affecting approximately 70,000 individuals in the U.S. and Europe. If confirmed in a pivotal trial, Vertex’s treatment is likely to become a blockbuster product. Demand for mobile broadband capacity remained largely immune to economic headwinds, positioning shares of American Tower as a safe haven in turbulent times. The largest detractors for the period included exploration and production company EOG Resources (EOG) with a decline of 8% and storage and data solutions provider NetApp (NTAP), down 12%. Despite its status as a best-in-class operator, EOG shares were weak in sympathy with the decline in the price of crude oil over the period. NetApp suffered from weak demand and competitive pressures.

Recent portfolio changes include the purchase of shares of wireless semiconductor manufacturer Qualcomm (QCOM) and luxury goods designer Coach (COH). Qualcomm is a primary beneficiary of the long-term growth trends in mobile communications and computing. In 2001, Qualcomm’s Code Division Multiple Access (CDMA) technology was adopted as the global standard for 3G wireless communications. Its intellectual property portfolio enables the company to collect royalties from all device manufacturers utilizing CDMA technology and connecting to 3G networks. In 2011, there were 1.7 billion 3G connected devices worldwide. This number is expected to double by 2015. Qualcomm will benefit from this growth as a dominant supplier of integrated circuits for the mobile device market (59% of revenues) and as a licensor of CDMA technology to original equipment manufacturers (36% of revenues). This dual role enables it to avoid many of the competitive pressures associated with handset design and operating systems, providing a more stable foundation for profitability and growth.

Among the many things Coach has done well, perhaps the most important is to nurture a niche brand that builds loyalty and pricing power. When combined with a predominantly direct (87%) distribution model, profits are high and stable. Despite the 2008-2009 recession, Coach maintained industry-high operating margins in excess of 31% and returns on invested capital averaging 42%. A strong financial position of minimal debt, $930 million cash and annual free cash flow generation of over $700 million has enabled the company to invest in international growth opportunities, repurchase $2 billion in stock and triple the dividend over the past three years. While retail is a particularly challenging industry, we have a high degree of confidence Coach will maintain its competitive edge.

Recent sales include NetApp (NTAP) and JPMorgan Chase (JPM). Our decision to sell NetApp was based on a pessimistic outlook for IT spending, particularly in geographic areas such as Europe, the Middle East and Asia (31% sales), the U.S. public sector (13% sales) and the financial sector (10% sales). More important was our view that in-

1

The Torray Resolute Fund

Letter to Shareholders (continued)

July 19, 2012

creased competition would continue to slow growth and pressure margins. Our sale of JPMorgan Chase was based primarily on our view that the economic, political and regulatory environment will remain challenging for the banking industry for the foreseeable future. Additionally, we were not satisfied with the risks and uncertainty associated with the ongoing trading losses disclosed during the quarter. In both examples, we believe we identified more productive places to invest your capital.

Although the recovery from the financial crisis and recession is a longer, more challenging process than expected, progress is being made, particularly on the domestic front. Energy prices have moderated, unemployment has stabilized, albeit at a high rate, and the housing market is showing initial signs of recovery. Our near-term expectations are for the continuation of a low-growth environment, which we believe is largely reflected in current market prices. As we think about equity investing over the next year and beyond, we are confident about your portfolio.

On a personal note, we are pleased to announce James D. Bailey has been made a principal of the firm. Over the past fourteen years, he has made a tremendous contribution to our work.

As ever, we appreciate your interest and trust.

Respectfully,

Nicholas C. Haffenreffer

2

The Torray Resolute Fund

PERFORMANCE DATA

As of June 30, 2012 (unaudited)

Average Annual Returns on an Investment in

The Torray Resolute Fund vs.

the Russell 1000 Growth Index and the S&P 500 Index

For the periods ended June 30, 2012:

	3 Month*	6 Month*	1 Year	Since Inception 12/31/10
The Torray Resolute Fund	-4.65%	10.27%	4.77%	8.34%
Russell 1000 Growth Index	-4.02%	10.08%	5.76%	8.50%
S&P 500 Index	-2.75%	9.49%	5.45%	7.73%

Cumulative Returns for the 1 1/2 years ended June 30, 2012

The Torray Resolute Fund	12.74%
Russell 1000 Growth Index	12.99%
S&P 500 Index	11.80%

*	Not annualized

3

The Torray Resolute Fund

PERFORMANCE DATA (continued)

As of June 30, 2012 (unaudited)

Change in Value of $10,000 Invested

on December 31, 2010 (commencement of operations) to:

	12/31/10	03/31/11	06/30/11	09/30/11	12/31/11	03/31/12	06/30/12
The Torray Resolute Fund	$10,000	$10,450	$10,760	$9,360	$10,223	$11,824	$11,274
Russell 1000 Growth Index	$10,000	$10,603	$10,683	$9,280	$10,264	$11,771	$11,299
S&P 500 Index	$10,000	$10,592	$10,603	$9,132	$10,211	$11,496	$11,180

The returns quoted represent past performance and do not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. For performance current to the most recent month-end, please call (800) 626-9769. The returns shown do not reflect the deduction of taxes a shareholder would pay on the redemption of fund shares and distributions. The Fund’s gross annual operating expense ratio as stated in the Fund’s current prospectus was 5.90% before fee waivers and expense reimbursements by the Adviser. The Fund’s net annual operating expense ratio after such fee waivers and expense reimbursements was 1.25%. The Adviser has contractually agreed to waive fees and/or reimburse expenses of the Fund in order to limit the total annual operating expenses of the Fund to 1.25% of the Fund’s average daily net assets through May 1, 2013. Total returns shown above include fee waivers and expense reimbursements. These total returns would have been lower had there been no waivers and reimbursements by the Adviser during the periods shown. Returns on The Torray Resolute Fund, the Russell 1000 Growth Index and the S&P 500 Index assume reinvestment of all dividends and distributions. The Russell 1000 Growth Index is an unmanaged index consisting of 572 U.S. large-cap growth stocks, and the S&P 500 Index is an unmanaged index consisting of 500 large-cap stocks. It is not possible to invest directly in an index. Current and future portfolio holdings are subject to change and risk.

4

The Torray Resolute Fund

FUND PROFILE

As of June 30, 2012 (unaudited)

DIVERSIFICATION (% of net assets)

Information Technology	32.40%
Health Care	15.07%
Industrials	13.47%
Energy	9.48%
Financials	7.92%
Consumer Discretionary	7.39%
Consumer Staples	6.34%
Materials	5.63%
Short-Term Investments	1.63%
Other Assets Less Liabilities	0.67%

100.00%

TOP TEN EQUITY HOLDINGS (% of net assets)

1.	Apple Inc.	4.93%
2.	American Tower Corp. REIT	4.82%
3.	Enbridge, Inc.	4.04%
4.	Oracle Corp.	4.01%
5.	Visa, Inc., Class A	3.98%
6.	Danaher Corp.	3.97%
7.	Fiserv Inc.	3.80%
8.	Colgate-Palmolive Co.	3.70%
9.	Accenture PLC, Class A	3.66%
10.	United Technologies Corp.	3.62%

		40.53%

PORTFOLIO CHARACTERISTICS

Net Assets (million)		$4
Number of Holdings		30
Portfolio Turnover		13.06%	*
P/E Multiple (forward)		15.7x
Weighted Average Dividend Yield		1.20%
Market Capitalization (billion)	Average	$63.9
	Median	$29.3

*	Not annualized

5

The Torray Resolute Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2012 (unaudited)

Shares		Market Value
COMMON STOCK 97.70%

32.40% INFORMATION TECHNOLOGY
300	Apple Inc. *	$175,200
4,798	Oracle Corp.	142,501
1,145	Visa, Inc., Class A	141,556
1,871	Fiserv Inc. *	135,124
2,161	Accenture PLC, Class A	129,854
2,017	Amphenol Corp., Class A	110,774
3,406	Adobe Systems, Inc. *	110,252
1,870	QUALCOMM, Inc.	104,122
1,985	MICROS Systems, Inc. *	101,632

		1,151,015

15.07% HEALTH CARE
2,398	Baxter International Inc.	127,454
2,476	Gilead Sciences, Inc. *	126,969
1,770	Vertex Pharmaceuticals, Inc. *	98,978
640	Novo-Nordisk A/S, ADR	93,018
1,464	Varian Medical Systems, Inc. *	88,967

		535,386

13.47% INDUSTRIALS
2,711	Danaher Corp.	141,189
1,705	United Technologies Corp.	128,779
638	Precision Castparts Corp.	104,945
1,071	Cummins Inc.	103,791

		478,704

9.48% ENERGY
3,595	Enbridge, Inc.	143,512
1,421	EOG Resources, Inc.	128,046
562	Core Laboratories N.V.	65,136

		336,694

7.92% FINANCIALS
2,447	American Tower Corp. REIT	171,070
995	Franklin Resources, Inc.	110,435

		281,505

6

The Torray Resolute Fund

SCHEDULE OF INVESTMENTS (continued)

As of June 30, 2012 (unaudited)

Shares		Market Value

7.39% CONSUMER DISCRETIONARY
1,971	Tupperware Brands Corp.	$107,932
999	Nike, Inc., Class B	87,692
1,145	Coach, Inc.	66,960

		262,584

6.34% CONSUMER STAPLES
1,264	Colgate-Palmolive Co.	131,582
1,323	PepsiCo, Inc.	93,483

		225,065

5.63% MATERIALS
987	Praxair, Inc.	107,316
1,217	Compass Minerals International, Inc.	92,833

		200,149

TOTAL COMMON STOCK 97.70%		3,471,102
(cost $3,177,987)

Principal Amount ($)

SHORT-TERM INVESTMENTS 1.63%
57,833	BNY Mellon Cash Reserve, 0.05%(1)	57,833
(cost $57,833)

TOTAL INVESTMENTS 99.33%		3,528,935
(cost $3,235,820)

OTHER ASSETS LESS LIABILITIES 0.67%		23,795

NET ASSETS 100.00%		$3,552,730

*	Non-income producing securities.
(1)	Represents current yield at June 30, 2012.
ADR	- American Depositary Receipt
REIT	- Real Estate Investment Trust

See notes to the financial statements.

7

The Torray Resolute Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2012 (unaudited)

ASSETS
Investments in securities at value (cost $3,235,820)	$3,528,935
Receivable from advisor	4,016
Interest and dividends receivable	3,149
Prepaid expenses	26,816

TOTAL ASSETS	3,562,916

LIABILITIES
Payable for audit fees	7,793
Payable for transfer agent fees & expenses	2,240
Accrued expenses	153

TOTAL LIABILITIES	10,186

NET ASSETS	$3,552,730

Paid-in-capital (315,239 shares outstanding, unlimited shares authorized)	$3,276,949
Undistributed net investment income	58
Accumulated net realized loss on investments	(17,392)
Net unrealized appreciation of investments	293,115

TOTAL NET ASSETS	$3,552,730

Net Asset Value, Offering and Redemption Price per Share	$11.27

See notes to the financial statements.

8

The Torray Resolute Fund

STATEMENT OF OPERATIONS

For the six months ended June 30, 2012 (unaudited)

INVESTMENT INCOME
Dividend income	$20,208
Interest income	26
Foreign tax withheld	(529)

Total investment income	19,705

EXPENSES
Trustees’ fees	16,158
Management fees	15,719
Transfer agent fees & expenses	8,071
Insurance expense	5,971
Audit fees	5,793
Registration & filing fees	3,874
Custodian fees	2,424

Total expenses	58,010
Fees waived and expenses reimbursed by Adviser	(38,362)

Net expenses	19,648

NET INVESTMENT INCOME	57

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(11,839)
Net change in unrealized appreciation (depreciation) on investments	301,541

Net realized and unrealized gain on investments	289,702

NET INCREASE IN NET ASSETS FROM OPERATIONS	$289,759

See notes to the financial statements.

9

The Torray Resolute Fund

STATEMENTS OF CHANGES IN NET ASSETS

For the periods indicated:

	Six months ended 06/30/12 (unaudited)	Year ended 12/31/11
Increase (Decrease) in Net Assets from Operations:
Net investment income	$57	$424
Net realized loss on investments	(11,839)	(5,094)
Net change in unrealized appreciation (depreciation) on investments	301,541	(8,426)

Net increase (decrease) in net assets from operations	289,759	(13,096)

Distributions to Shareholders from:
Net investment income ($0.000 and $0.002 per share, respectively)	—	(422)
Net realized gains ($0.000 and $0.002 per share, respectively)	—	(460)

Total distributions	—	(882)

Shares of Beneficial Interest
Increase from share transactions	$462,356	$2,714,593

Total increase	752,115	2,700,615

Net Assets — Beginning of Period	2,800,615	100,000

Net Assets — End of Period	$3,552,730	$2,800,615

Undistributed Net Investment Income	$58	$1

See notes to the financial statements.

10

The Torray Resolute Fund

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period presented:

PER SHARE DATA

	Six months ended 06/30/12 (unaudited)		Year ended 12/31/11	Period ended 12/31/10(3)
Net Asset Value, Beginning of Period	$10.220		$10.000	$10.000

Income/(loss) from investment operations
Net investment income	0.000	(2)	0.003 (2)	—
Net gains on securities (both realized and unrealized)	1.050		0.221 (4)	—

Total from investment operations	1.050		0.224	—

Less: distributions
Dividends (from net investment income)	—		(0.002)	—
Distributions (from capital gains)	—		(0.002)	—

Total distributions	—		(0.004)	—

Net Asset Value, End of Period	$11.270		$10.220	$10.000

TOTAL RETURN(1)	10.27	%**	2.23%	0.00%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$3,553		$2,801	$100
Ratios of expenses to average net assets before expense reimbursement	3.69	%*	5.90%	0.00%
Ratios of expenses to average net assets after expense reimbursement	1.25	%*	1.25%	0.00%
Ratios of net investment income to average net assets	0.00	%*	0.03%	0.00%
Portfolio turnover rate	13.06	%**	22.35%	0.00%

*	Annualized
**	Not annualized
(1)	Past performance is not predictive of future performance.
(2)	Calculated based on the average amount of shares outstanding during the period.
(3)	Commencement of operations on 12/31/10.
(4)

The amount of net gains on securities (both realized and unrealized) per share does not accord with the amounts reported in the statement of operations due to the timing of purchases and redemptions of fund shares and fluctuating market values during the period.

See notes to the financial statements.

11

The Torray Resolute Fund

NOTES TO FINANCIAL STATEMENTS

As of June 30, 2012 (unaudited)

NOTE 1 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Torray Resolute Fund (“Fund”) is a separate series of The Torray Fund (“Trust”). The Trust is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company. The Trust is organized as a business trust under Massachusetts law and the Fund commenced operations as a separate investment series of the Trust on December 31, 2010. The Fund’s primary investment objective is to seek to achieve long-term growth of capital. The Fund seeks to meet its objective by investing its assets in a diversified portfolio of common stocks. In order to accomplish these goals, the Fund intends to hold stocks for the long term, as opposed to actively buying and selling. There can be no assurances that the Fund’s investment objectives will be achieved.

The following is a summary of accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Securities Valuation    Portfolio securities for which market quotations are readily available are valued at market value, which is determined by using the last reported sale price, or, if no sales are reported, the last reported bid price. For NASDAQ traded securities, market value is determined on the basis of the NASDAQ Official Closing Price instead of the last reported sales price. Other assets and securities for which no quotations are readily available or for which Torray LLC (the “Advisor”) believes do not reflect market value are valued at fair value as determined in good faith by the Advisor under the supervision of the Board of Trustees (the “Board” or “Trustees”) in accordance with the Fund’s Valuation Procedures. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurements    Various inputs are used in determining the fair value of investments which are as follows:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

12

The Torray Resolute Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of June 30, 2012 (unaudited)

The summary of inputs used to value the Fund’s investments as of June 30, 2012 is as follows:

Valuation Inputs
Level 1 — Quoted Prices*	$3,528,935
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total Market Value of Investments	$3,528,935

*	Security types and industry classifications as defined in the Schedule of Investments.

The Fund had no transfers between Level 1 and Level 2 investments during the reporting period.

Securities Transactions and Investment Income    Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the specific identification basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income, including amortization of discount on short-term investments, and expenses are recorded on the accrual basis. Premium and discount are amortized using the effective yield to maturity method.

Federal Income Taxes    The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments to its shareholders. Therefore, no Federal income tax provision is required.

Management has analyzed the Fund’s tax positions taken on Federal income tax returns for open tax years (current and prior year), and has concluded that no provision for Federal income tax is required in the Fund’s financial statements. The Fund’s Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Net Asset Value    The net asset value per share of the Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of the Fund’s net assets by the number of shares outstanding.

Interest Expense    When cash balances are overdrawn in the Fund’s custody account, the Fund is charged an overdraft fee equal to 1.25% above the Federal Funds Rate.

Use of Estimates    In preparing financial statements in accordance with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

13

The Torray Resolute Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of June 30, 2012 (unaudited)

NOTE 2 — SHARES OF BENEFICIAL INTEREST TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

	Six months ended 06/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Shares issued	60,703	$681,437	301,712	$3,091,907
Reinvestments of dividends and distributions	—	—	86	882
Shares redeemed	(19,489)	(219,081)	(37,773)	(378,196)

	41,214	$462,356	264,025	$2,714,593

As of June 30, 2012, the Trust’s officers, Trustees and affiliated persons and their families directly or indirectly controlled 136,578 shares or 43.33% of the Fund.

NOTE 3 — INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2012, aggregated $805,971 and $404,343, respectively.

NOTE 4 — MANAGEMENT FEES

Pursuant to the Management Contract, the Advisor provides investment advisory and administrative services to the Fund. The Fund pays the Advisor a management fee, computed daily and payable monthly at the annual rate of 1.00% of the Fund’s average daily net assets. For the six months ended June 30, 2012, the Fund incurred management fees of $15,719.

Excluding the management fee, other expenses incurred by the Fund during the six months ended June 30, 2012, totaled $42,291. During the six months ended June 30, 2012, the Fund voluntarily waived expenses in the amount of $38,362 to maintain the Fund’s expense ratio at 1.25%. These expenses include all costs associated with the Fund’s operations including transfer agent fees, independent trustees’ fees ($14,000 per annum and $2,000 for each Board meeting attended per Trustee), dues, fees and expenses of registering and qualifying the Fund and its shares for distribution, charges of the custodian, auditing and legal expenses, insurance premiums, supplies, postage, expenses of issue or redemption of shares, reports to shareholders and Trustees, expenses of printing and mailing prospectuses, proxy statements and proxies to existing shareholders, and other miscellaneous expenses.

Certain officers and Trustees of the Fund are also officers and/or shareholders of the Advisor.

NOTE 5 — TAX MATTERS

Distributions to shareholders are determined in accordance with United States Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

14

The Torray Resolute Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of June 30, 2012 (unaudited)

The tax character of distributions paid during the year ended December 31, 2011 was as follows:

Distributions paid from:
Ordinary income	$882

$882

The primary difference between book basis and tax basis distributions is differing book and tax treatment of short-term capital gains.

At December 31, 2011, the Fund had no capital loss carry forward for federal income tax purposes.

At December 31, 2011, the Fund had deferred post-October losses of $3,587.

The following information is based upon the federal tax basis of investment securities as of June 30, 2012:

Gross unrealized appreciation	$341,154
Gross unrealized depreciation	(48,039)

Net unrealized appreciation	$293,115

Cost	$3,235,820

NOTE 6 — COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 7 — SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date these financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

15

The Torray Resolute Fund

PORTFOLIO HOLDINGS, PROXY VOTING AND PROCEDURES

As of June 30, 2012 (unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-443-3036; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-443-3036; and on the Commission’s website at http://www.sec.gov.

16

The Torray Resolute Fund

ABOUT YOUR FUND’S EXPENSES

As of June 30, 2012 (unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees, and other fund expenses. Operating expenses, which are deducted directly from the Fund’s gross income, directly reduce the investment return of the Fund.

A mutual fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates the Fund’s cost in two ways:

Actual Fund Return — This section helps you estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period” on the next page.

Hypothetical 5% Return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, and that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transactions fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculation assumes no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

17

The Torray Resolute Fund

ABOUT YOUR FUND’S EXPENSES (continued)

As of June 30, 2012 (unaudited)

More information about the Fund’s expenses, including recent annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,102.70	$6.50
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.55	$6.24

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25% for the period, multiplied by the average account value over the period, multiplied by 181/366 (to reflect the one-half year period).

18

TRUSTEES

Carol Crawford

Bruce C. Ellis

William M Lane

Robert P. Moltz

Wayne H. Shaner

INVESTMENT ADVISOR

Torray LLC

OFFICERS

Robert E. Torray

William M Lane

Fred M. Fialco

Nicholas C. Haffenreffer

Barbara C. Warder

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581-1722

LEGAL COUNSEL

Dechert LLP

1775 I Street, N.W.

Washington, DC 20006

Distributed by Foreside Funds Distributors LLC

400 Berwyn Park, 899 Cassatt Road

Berwyn, PA 19132

Date of first use, August 2012

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. All indices are unmanaged groupings of stocks that are not available for investment.

The

TORRAY

RESOLUTE

FUND

SEMI-ANNUAL REPORT

June 30, 2012

The Torray Resolute Fund

Suite 750 W

7501 Wisconsin Avenue

Bethesda, Maryland 20814-6519

(301) 493-4600

(800) 443-3036

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	The Torray Fund

By (Signature and Title)*	/s/ Robert E. Torray
Robert E. Torray, President
(principal executive officer)

Date    8/8/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert E. Torray
Robert E. Torray, President
(principal executive officer)

Date    8/8/12

By (Signature and Title)*	/s/ William M Lane
William M Lane, Treasurer
(principal financial officer)

Date    8/8/12

*	Print the name and title of each signing officer under his or her signature.